Accounts Receivable, Net - Summary of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivables	$ 56,180	$ 47,132
Other receivables	121	340
Accounts and other receivables, Gross	56,301	47,472
Less: allowance for doubtful accounts	(365)	(457)
Accounts receivable, net	$ 55,936	$ 47,015